Note 9 - Long-term Debt and Financing	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
9.	LONG-TERM DEBT AND FINANCING

		As at	As at
	Maturity	Sept. 30, 2020	March 31, 2020
Senior secured credit facility (a)	December 31, 2023	$206,296	$236,389
Less: Debt issue costs (a)		(4,625)	(1,644)
Filter Group financing (b)	October 25, 2023	6,438	9,690
7.0% $15M subordinated notes (c)	September 27, 2026	15,000	-
Less: Debt issue costs (c)		(2,000)	-
10.25% term loan (d)	March 31, 2024	278,884	-
8.75% loan (e)		-	280,535
6.75% $100M convertible debentures (f)		-	90,187
6.75% $160M convertible debentures (g)		-	153,995
6.5% convertible bonds (h)		-	12,851
		499,993	782,003
Less: Current portion		(3,958)	(253,485)
		$496,035	$528,518

Future annual minimum principal repayments are as follows:

	Less than			More than
	1 year	1–3 years	4–5 years	5 years	Total

Senior secured credit facility (a)	$-	$206,296	$-	$-	$206,296
Filter Group financing (b)	3,958	2,480	-	-	6,438
7.0% $15M subordinated notes (c)	-	-	-	15,000	15,000
10.25% term loan (d)	-	-	292,828	-	292,828
	$3,958	$208,776	$292,828	$15,000	$520,562

Interest is expensed based on the effective interest rate. The following table details the finance costs for the indicated periods:

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2020	2019	2020	2019
Senior secured credit facility (a)	$5,382	$5,995	$10,517	$12,047
Filter Group financing (b)	169	117	375	501
8.75% loan (e)	8,791	10,283	18,055	17,620
6.75% $100M convertible debentures (f)	2,354	2,337	4,762	4,674
6.75% $160M convertible debentures (g)	3,452	3,462	6,948	6,892
6.5% convertible bonds (h)	261	1,413	536	2,217
Supplier finance and others (i)	9,335	4,844	10,404	8,046
	$29,744	$28,451	$51,597	$51,997

(a)	As part of the Recapitalization, Just Energy extended the
$335
million senior secured credit facility to
December 2023,
which was previously scheduled to mature in
December 2020.
Certain principal amounts outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Just Energy's obligations under the
$335
million senior secured credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, Filter Group, and German operations. Just Energy has also entered into an inter-creditor agreement in which certain commodity and hedge providers are also secured by the same collateral. As at
September 30, 2020,
the Company was compliant with all of its covenants. The tables below show Just Energy's available capacity and its scheduled mandatory commitment reductions.

Senior secured credit facility as at
September 30, 2020:

Total commitments	$335,000
Outstanding advances	(206,296)
Letters of credit outstanding	(69,109)
Remaining capacity	$59,595

Scheduled mandatory commitment reductions
1
:

March 31, 2021	$35,000
September 30, 2021	35,000
March 31, 2022	35,000
September 30, 2022	35,000
March 31, 2023	35,000
September 30, 2023	35,000
1
In addition to the scheduled mandatory commitment reductions in the table above, Just Energy will be required to reduce the commitments for the sale of unrestricted subsidiaries and for asset dispositions in any fiscal year greater than
$500,000.
On
November 30, 2021,
the facility will also be reduced by the lesser of (a)
$30
million less the aggregate of all commitment reductions made related to the after-tax proceeds from certain assets on or before
November
30,2021,
and (b) the cumulative EBITDA for the trailing
five
fiscal quarters measured at
September 30, 2021
less
$176.0
million.

Prior to
September 28, 2020,
interest was payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy was able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of
3.750%.
Prime rate advances were at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus
2.750%
and letters of credit were at a rate of
3.750%.

Subsequent to the Recapitalization on
September 28, 2020,
under the terms of the senior secured credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of
5.25%.
Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus
4.25%
and letters of credit are at a rate of
5.25%.
Interest rates are adjusted quarterly based on certain financial performance indicators.

As at
September 30, 2020,
the Canadian prime rate was
2.45%
and the U.S. prime rate was
3.25%.
As at
September 30, 2020,
$206.3
million has been drawn against the facility and total letters of credit outstanding as of
September 30, 2020
amounted to
$69.1
million (
March 31, 2020-
$72.5
million). Just Energy's obligations under the senior credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the Filter Group and German operations.

(b)	Filter Group has a
$6.4
million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three
to
five
years with HTC and bears interest at
8.99%
per annum. Principal and interest are repayable monthly.

(c)	As part of the Recapitalization, Just Energy issued
$15
million principal amount of
7.0%
subordinated notes (
“7.0%
$15M
subordinated notes”) to holders of the subordinated convertible debentures, which has a six
-year maturity. The
7.0%
subordinated notes bear an annual interest rate of
7.0%
payable in-kind semi-annually on
March 15
and
September 15.
A
$2.0
million fee related to the issuance of the notes was capitalized at inception to be amortized over the term of the agreement.

(d)	As part of the Recapitalization, Just Energy issued a
US$205.9
million principal note (the
“10.25%
term loan”) maturing on
March 31, 2024.
The note bears interest at
10.25%
and payments will be capitalized into the note. The interest is capitalized on a semi-annual basis on
September 30
and
March 31.
Upon achieving certain financial measures, the Company will pay either
50%
or
100%
of the interest in cash at a
9.75%
rate on a semi-annual basis. Certain senior debt to EBITDA ratios have been established as well as minimum EBITDA requirements for a trailing four
quarter period. Voluntary prepayments are allowed within the agreement subject to a prepayment penalty of
5.0%.
The
5.0%
prepayment penalty is being amortized as finance costs over the term of the agreement.

(e)	As part of the Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the 10.25% term loan and 786,982 common shares. The loan had US$207.0 million outstanding plus accrued interest.

(f)	As part of the Recapitalization, the
6.5%
$100
million convertible debentures were exchanged for
3,592,069
common shares along with it's pro-rata share of the
$15
million subordinated note and the payment of accrued interest.

(g)	As part of the Recapitalization, the
6.75%
$160
million convertible debentures were exchanged for
5,747,310
common shares along with its pro-rata share of the
$15
million subordinated note and the payment of accrued interest.

(h)	As part of the Recapitalization, the
6.5%
convertible bonds were exchanged for its pro-rata share of the
10.25%
loan and
35,737
common shares.
$9.2
million of the
6.5%
convertible bonds were outstanding plus accrued interest.

(i)	Supplier finance and other costs for the quarter ended September 30, 2020 primarily consists of charges for extended payment terms.